CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 198,684	$ 229,251
Expenses
Operating costs	(174,758)	(169,719)
Professional, consulting and management fees	(23,068)	(25,277)
Foreign exchange (loss) gain	(183)	1,584
Other general and administrative expenses	(11,792)	(14,319)
Share-based payments	362	(2,372)
Finance costs	(9,630)	(1,588)
Interest income	2,018	1,109
Technology start-up costs	(6,122)	(12,695)
Write-down of vanadium assets	(4,862)	0
Exploration and evaluation costs	(5,705)	(1,935)
Total Expenses	(233,740)	(225,212)
Net income (loss) before tax	(35,056)	4,039
Income tax expense	(88)	(7,688)
Deferred income tax recovery	2,786	1,423
Net loss	(32,358)	(2,226)
Items that subsequently will be reclassified to operations:
Unrealized gain on foreign currency translation	13,965	6,607
Comprehensive income (loss)	(18,393)	4,381
Net loss attributable to:
Owners of the Company	(30,343)	(1,451)
Non-controlling interests	(2,015)	(775)
Total net income (loss)	(32,358)	(2,226)
Comprehensive income (loss) attributable to:
Owners of the Company	(16,378)	5,156
Non-controlling interests	(2,015)	(775)
Total comprehensive income	$ (18,393)	$ 4,381
Basic loss per Common Share	$ (0.51)	$ (0.03)
Diluted loss per Common Share	$ (0.51)	$ (0.03)
Weighted Average Number of Shares Outstanding (in 000's)
- Basic	64,038	64,446
- Diluted	64,038	64,446